Initial Public Offering (Details) - USD ($)		12 Months Ended
	Apr. 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 10, 2024	Jun. 30, 2024
Initial Public Offering [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 10	$ 0.03			$ 0.03
Gross proceeds (in Dollars)			$ 82,500,000
Number of shares issued per unit	1
Number of warrants issued per unit	1
Number of shares per warrant	1
Warrant term		5 years			5 years
IPO [Member]
Initial Public Offering [Line Items]
Public units	8,250,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Public units	750,000
Public Shares [Member]
Initial Public Offering [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 10			$ 11.47
Public share price per share (in Dollars per share)	$ 11.5
Public Shares [Member] | IPO [Member]
Initial Public Offering [Line Items]
Public units	8,250,000
Gross proceeds (in Dollars)	$ 82,500,000
Public Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Public units	750,000